Federal funds purchased and securities sold under agreements to repurchase - Repurchase Agreements - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	$ 16,647	$ 27,560
U.S. Treasury
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	1,464	1,964
U.S. government and federal agency obligations
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements		2,977
Government sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	12,976	8,382
Asset-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	2,207	14,237
Overnight and continuous
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	16,647	27,560
Overnight and continuous | U.S. Treasury
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	1,464	1,964
Overnight and continuous | U.S. government and federal agency obligations
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements		2,977
Overnight and continuous | Government sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	12,976	8,382
Overnight and continuous | Asset-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	2,207	14,237
Less than 90 days
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Less than 90 days | U.S. Treasury
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Less than 90 days | U.S. government and federal agency obligations
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements		0
Less than 90 days | Government sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Less than 90 days | Asset-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Greater than 90 days
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Greater than 90 days | U.S. Treasury
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Greater than 90 days | U.S. government and federal agency obligations
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements		0
Greater than 90 days | Government sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Greater than 90 days | Asset-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	$ 0	$ 0